UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
INVESTMENT COMPANY

Investment Company Act file number 811-04750

FENIMORE ASSET MANAGEMENT TRUST
(Exact name of Registrant as specified in charter)

384 North Grand Street
Cobleskill, New York 12043
(Address of principal executive offices) (Zip code)

Thomas O. Putnam Fenimore Asset Management Trust 384 North Grand Street Cobleskill, New York 12043 (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-453-4392

Date of fiscal year end: December 31

Date of reporting period: September 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles. A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609 The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C.Section 3507.

Item 1.Schedule of Investments.

FAM VALUE FUND

September 30, 2007 (unaudited)

INDUSTRY	SECURITY DESCRIPTION	SHARES/PAR	MARKET VALUE
--------------------------	----------------------------	------------	--------------------

AUTOMOTIVE	CARMAX, INC. *	600,000	12,198,000

BANKING	M&T BANKCORP	193,000	19,965,850

	TCF FINANCIAL CORP	796,000	20,839,280

	WESTAMERICA BANCORP	436,100	21,722,141
			62,527,271

LIFE INSURANCE	PROTECTIVE LIFE CORP	591,400	25,099,016

MACHINERY	DONALDSON COMPANY	311,200	12,995,712
& EQUIPMENT
	IDEX CORP.	771,750	28,083,983

	GRACO	261,550	10,229,221

	KAYDON CORP	680,750	35,392,193
			86,701,109

FINANCIAL SERVICES	AMERICAN EXPRESS	177,000	10,508,490

PUBLISHING	JOHN WILEY & SON	661,700	29,730,181

RESTAURANTS	YUM! BRANDS, INC .	833,600	28,200,688

REGISTERED	ALLIED CAPITAL CORP	736,391	21,642,531
INVESTMENT COMPANY

PROPERTY	BERKSHIRE HATHAWAY	395	46,811,450
& CASUALTY INSURANCE

	MARKEL CORPORATION *	61,850	29,935,400

	WHITE MOUNTAINS INS	108,275	56,275,931
			133,022,781

INSURANCE AGENCY	BROWN & BROWN INC	1,879,696	49,436,005

MEDIA	MEREDITH CORP	447,450	25,638,885

RECREATION	INTERNATIONAL SPEEDWAY	515,688	23,649,452
& ENTERTAINMENT

PHARMACEUTICALS	BARR PHARMACEUTICALS *	250,000	14,227,500

CONSTRUCTION	MARTIN MARIETTA MAT.	163,443	21,827,813
MATERIALS

	VULCAN MATERIALS	227,065	20,242,845
			42,070,658

ELECTRONIC EQUIPMENT	COGNEX CORP	39,200	696,192

	ZEBRA TECHNOLOGY *	638,502	23,298,938
			23,995,130

RETAIL STORES	ROSS STORES, INC	921,422	23,625,260

	BED BATH & BEYOND	613,000	20,915,560

	WHOLE FOODS MARKET	200,000	9,792,000
			54,332,820

HOME FURNISHING	MOHAWK INDUSTRIES *	248,100	20,170,530

INVESTMENT	FEDERATED INVESTORS	1,050,000	41,685,000
MANAGEMENT

HEALTH CARE	AMSURG CORP. *	696,150	16,060,181
SERVICES

	LINCARE HOLDINGS	565,000	20,707,250

	PEDIATRIX MEDICAL *	200,000	13,084,000
			49,851,431

WHOLESALE	SCP POOL CORP	309,450	7,730,061
DISTRIBUTION

RECREATION VEHICLES	WINNEBAGO INDUSTRIES	559,000	13,348,920

DIVERSIFIED MANUFACTURING	GENERAL ELECTRIC	763,875	31,624,425

	ILLINOIS TOOL WORKS	82,050	4,893,462
			36,517,887

REAL ESTATE INVESTMENT TR.	PLUM CREEK TIMBER	300,000	13,428,000

	CBL & ASSOCIATES	43,700	1,531,685
			14,959,685

REAL ESTATE	FOREST CITY ENTERPRISE	400,000	22,064,000
DEVELOPMENT

TRANSPORTATION	HEARTLAND EXPRESS	1,333,333	19,039,995

	FORWARD AIR CORP	439,233	13,080,359

	KNIGHT TRANSPORT	300,000	5,163,000
			37,283,354

TOTAL COMMON SHARES			886,591,385

T-BILLS	US T 11-23
	US T-BILL11-23-07	40,000,000	39,793,594

	ST TREAS
MONEY MARKETS	FIRST AMER TREAS FD	1	38,339,588

FINAL TOTALS:			964,724,567

Non-income- producing security

FAM EQUITY-INCOME FUND

September 30, 2007 (unaudited)

INDUSTRY	SECURITY DESCRIPTION	SHARES/PAR	VALUE
-----------------	----------------------------	------------

RECREATION VEHICLES	WINNEBAGO INDUSTRIES	202,500	4,835,700

DIVERSIFIED MANUFACTURING	GENERAL ELECTRIC	104,221	4,314,749

BANKING	WEST AMERICA BANCORP	118,000	5,877,580

	TCF FINANCIAL CORP	223,000	5,838,140
			11,715,720

FINANCIAL SERVICES	AMERICAN EXPRESS	60,500	3,591,885

LIFE INSURANCE	PROTECTIVE LIFE CORP	108,219	4,592,814

MACHINERY	IDEX CORP.	150,205	5,465,960
& EQUIPMENT

	KAYDON CORP	100,000	5,199,000

	DONALDSON COMPANY	88,800	3,708,288
			14,373,248

REGISTERED	ALLIED CAPITAL CORP	193,714	5,693,254
INVESTMENT COMPANY

PROPERTY	WHITE MOUNTAINS INS	12,375	6,431,906
& CASUALTY INSURANCE

INSURANCE AGENCY	BROWN & BROWN INC	191,200	5,028,560

RECREATION &	INTERNATIONAL SPEEDWAY	23,300	1,068,538
ENTERTAINMENT

CONSTRUCTION MATERIALS	FLORIDAROCK	21,500	1,343,535

	MARTIN MARIETTA MAT.	40,200	5,368,710

	VULCAN MATERIALS	36,200	3,227,230
			9,939,475

COMMERCIAL SERVICE	McGRATH RENTCORP	213,600	7,100,064

RETAIL STORES	ROSS STORES, INC	221,641	5,426,475

INVESTMENT	FEDERATED INVESTORS	180,700	7,173,790
MANAGEMENT
	FRANKLIN RESCOUCES	25,000	3,187,500
			10,361,290

MEDIA	MEREDITH CORP	48,573	2,783,233

PUBLISHING	COURIER CORP.	189,850	6,684,619

	JOHN WILEY & SON	157,650	7,083,215
			13,767,834

TRANSPORTATION	HEARTLAND EXPRESS	250,533	3,577,611

	FORWARD AIR CORP	90,000	2,680,200
			6,257,811

TRAVEL	AMBASSADORS GROUP	39,791	1,516,037

REAL ESTATE INVESTMENT TR.	CBL & ASSOCIATES	26,500	928,825

ELECTRONIC EQUIPMENT	COGNEX CORP	45,700	811,632

TOTAL COMMON SHARES			120,539,050

T-BILLS	US T-BILLS 10/04/07	5,000,000	4,998,175

MONEY MARKETS	FIRST AMER TREAS FD	1	4,928,506

FINAL TOTALS:			130,465,731

Notes to Schedule of Investments (unaudited)

Valuation of Securities

Securities traded on a national securities exchange or admitted to trading on NASDAQ are valued at the last reported sale price or the NASDAQ official closing price. Common stocks for which no sale was reported, and over-the-counter securities, are valued at the last reported bid price. Short-term securities are carried at amortized cost, which approximates value. Securities for which market quotations are not readily available or have not traded are valued at fair value as determined by procedures established by the Board of Trustees.

Federal Income Taxes

It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

Other

Securities transactions are recorded on trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and dividend income is recorded on the ex-dividend date. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

For additional information regarding the Funds' policy regarding valuation and other significant accounting policies, please see each Fund's most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission's website, www.sec.gov or visit FAM Fund's website at: www.FAMFunds.com.

Item 2. Controls and Procedures.

(a) Based on an evaluation of Registrant's Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the "Disclosure Controls"), as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive officer and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits herewith are separate certifications for Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FENIMORE ASSET MANAGEMENT TRUST

By:	/s/ Thomas O. Putnam
Thomas O. Putnam
President (Principal Executive Officer)

Date:	November 13, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas O. Putnam
Thomas O. Putnam
President (Principal Executive Officer)

Date:	November 13, 2007

By:	/s/ Joseph A. Bucci
Joseph A. Bucci
Treasurer (Principal Financial Officer)

Date:	November 13, 2007